Investments and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Investments and Other Non-Current Assets

DECEMBER 31	2014	2013
Equity method investments	$26.8	$26.6
Deferred tax assets	139.0	122.4
Income tax receivables	54.7	54.7
Long-term interest bearing deposit (insurance arrangement)	—	20.2
Other non-current assets	34.8	35.1

Investments and other non-current assets	$255.3	$259.0

Schedule of Significant Equity Method Investments and Respective Percentage of Ownership

The most significant equity method investments and the respective percentage of ownership are as follows:

COUNTRY	Ownership %	Company name
France	49%	EAK SNC Composants pour L’Industrie Automobile
Malaysia	49%	Autoliv-Hirotako Safety Sdn Bhd (parent and subsidiaries)
China	30%	Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.